Financial Assets and Financial Liabilities - Summary of Equity Investments Designated at Fair Value Through OCI (Details) - EUR (€) € in Millions	Dec. 31, 2025	Apr. 30, 2025	Dec. 31, 2024
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Total	€ 82.8		€ 94.2
Equity investments | Investment in Autolus
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Total	56.5		75.4
Equity investments | Investment in Ryvu
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Total	12.3		17.3
Equity investments | Investment in DualityBio
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Total	13.4	€ 4.5	0.0
Other Investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Total	€ 0.6		€ 1.5